Putnam
New York
Tax Exempt
Opportunities
Fund

SEMIANNUAL REPORT

March 31, 1998

[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* Morningstar, an independent rating agency, awarded Putnam New York
  Tax Exempt Opportunities Fund's class A shares its highest ranking of 5 stars for overall performance as of March 31, 1998, based on the fund's average annual returns for the 3- and 5-year periods. Only 10% of the 1,525 tax-exempt funds rated receive 5 stars.

* "The ability to add value to income-oriented portfolios is particularly important in this low interest-rate environment. Putnam is meeting this challenge by structuring portfolios that generate attractive, durable levels of income and solid total return. Our distinguished team of credit analysts relentlessly searches for the undervalued opportunities that lead to high yields and capital appreciation."

                           --  Jerome J. Jacobs, manager
                               Putnam New York Tax Exempt Opportunities Fund

   CONTENTS

 4 Report from Putnam Management

 8 Fund performance summary

11 Portfolio holdings

15 Financial statements

   Morningstar ratings reflect risk-adjusted performance through 3/31/98, and are subject to change every month. Morningstar ratings are calculated from a fund's 3-, 5-, and 10-year returns (with fee adjustments) in excess of 90-day Treasury bill returns and a risk factor that reflects performance below 90-day Treasury bill returns. For 3- and 5-year performance, the fund received 4 and 5 stars, respectively. There were 782 and 1,525 tax-exempt funds rated, respectively. 10% of the funds in an investment category receive 5 stars; 22.5% receive 4 stars. Performance of other share classes will vary. Past performance is not indicative of future results.



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The financial troubles in Asia continued to dominate the capital markets during the first half of Putnam New York Tax Exempt Opportunities Fund's fiscal year, pushing aside worries that the continued strength in the U.S. economy would have inflationary implications. The rush of funds to the safety of the U.S. bond market did drive yields on most bonds, including municipals, lower -- and their prices higher.

The Federal Reserve Board kept close watch on these events, as you might expect. But in the end, the Fed remained on the sidelines, apparently content that the economic engine was still sufficiently under control.

During the period, Jerome J. Jacobs was named your fund's manager, a position he holds in addition to his responsibilities as chief investment officer of the Tax-Exempt Fixed-Income Group. Before joining Putnam in 1996, Jerry was with the Vanguard Group, Butcher & Singer, and the Commonwealth of Pennsylvania. He has 18 years of investment experience.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
May 20, 1998



Report from the Fund Manager
Jerome J. Jacobs

The steady economic growth, minimal inflation, and historically low interest rates of the past six months have created an investment environment that many investors would call ideal. Low rates have propelled economic growth across the nation, spurred employment, and strengthened the financial condition of many municipalities. However, at the same time, the low rates have added considerably to the challenge of building and sustaining high levels of portfolio income.

Putnam New York Tax Exempt Opportunities Fund has risen to meet this challenge, as we successfully structured the portfolio to generate a high, durable level of tax-exempt income. For the six-month period ended March 31, 1998, your fund's class A shares generated a total return of 3.77% at net asset value (-1.12% at public offering price). Results for class B and class M shares, as well as performance details for longer periods can be found on page 8.

* POSITIVE TRENDS CONTINUE TO SUPPORT TAX-EXEMPT MARKET

During your fund's reporting period, tax-exempt bonds benefited from many of the positive trends that have existed over the past few years: steady economic growth, benign inflation, and low interest rates. Municipal credits continued to improve as the economy's performance boosted tax revenues and the federal government generated the first budget surplus in nearly 30 years.

In New York, the biggest credit story over the past six months was the upgrade of New York City general obligation bonds by Moody's, a premier rating service. These bonds had been rated Baa prior to the move. Watchful investors had recognized the city's improving financial operations over the past several years and anticipated a rating boost. Investors also sought these bonds for their generous yields. The combination of credit opportunity and high yields created strong demand for New York City debt, making it one of the top-performing sectors in the tax-exempt market in 1997.

* RELATIVE VALUE AND CALL PROTECTION ARE PORTFOLIO PRIORITIES

While these positive trends contributed to your fund's performance, we believe the strategies we implemented to build durable levels of income, maximize total return potential, and control interest rate risk had a more significant effect. We structured the fund with bonds that offered attractive relative value, taking advantage of opportunities created by supply and demand imbalances and the structure of the yield curve. We also continued our emphasis on improving call protection, investing in bonds with long call dates to ensure that the portfolio could benefit from the bond's income for the greatest period of time.

One method commonly used to determine attractive relative value is to monitor the relationship between tax-exempt yields and U.S. Treasury yields. Historically, Aaa-rated insured bonds provide approximately 84% of the yield of U.S. Treasuries with similar maturities. During the early months of 1998, however, supply in the municipal market rose by approximately 70% over the prior year's levels. This drove the yields of municipal bonds higher -- and their prices lower -- in comparison with their taxable counterparts. During this period of heavy supply, the yields of Aaa-rated insured municipal bonds rose to 90% of comparable U.S. Treasuries. These unusually affordable levels are similar to those reached during the flat-tax worry of 1995 and 1996, which proved to be both temporary and an attractive buying opportunity. Current tax-exempt yields are especially attractive to residents of high-tax states, such as New York, when one considers their high taxable equivalent yield.

[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Water and sewerage             16.4%

Health care                    15.4%

Education                      15.3%

Transportation                 10.5%

Utilities                       6.2%

Footnote reads:
*Based on net assets as of 3/31/98. Holdings will vary over time.


Over the semiannual period, our focus was on intermediate-term bonds -- those with maturities in the 10- to 15-year range. We believed this sector provided the best relative value, given the relatively flat municipal yield curve. When a flat yield curve exists, bonds with longer maturities provide little to no yield advantage over bonds with shorter maturities. Consequently, investors in the longer-term bonds are not compensated for the additional risk they take on. Yields rose somewhat as maturities extended to 15 years, but bonds with longer maturities offered little incremental yield and considerably higher interest-rate risk.

By investing a small portion of the fund's assets in structured derivative securities -- specifically, inverse floaters -- we were able to increase the fund's yield and total return potential, while controlling long-term interest-rate risk. An inverse floater is a variable-rate bond whose coupon moves in the opposite direction of short-term interest rates. The use of these securities enabled us to maximize the fund's investment in intermediate-term bonds, which we considered the most attractive part of the yield curve. As with all other Putnam investments, these securities are carefully analyzed and their performance is monitored constantly to manage the fund's risk exposure.

* POSITIVE TRENDS EXPECTED TO CONTINUE BUT RATE OUTLOOK IS CAUTIOUS

Over the next six months, we anticipate a continuation of many trends that have rewarded tax-exempt investors over the past few years, including a favorable economic climate and continued low inflation. We also expect municipal bond supply to moderate from the heavy issuance that took place in the early months of this year. This should also help support municipal bond prices.

[GRAPHIC OMITTED: pie chart CREDIT QUALITY OVERVIEW]

CREDIT QUALITY OVERVIEW*

Aaa             23.8%

Ba              10.7%

Baa             24.4%

B                5.1%

A               18.3%

Aa              17.7%

Footnote reads:
*As a percentage of market value as of 3/31/98. A bond rated Baa or higher is considered investment grade. All ratings reflect Moody's descriptions unless noted otherwise; percentages may include unrated bonds considered by Putnam Management to be of comparable quality. Ratings will vary over time.

We are somewhat cautious, however, about the future direction of interest rates. The Asian situation has had a dramatic impact on interest rates around the world, keeping U.S. rates extraordinarily low. While interest rates may move somewhat lower temporarily, we think that the odds favor higher rates over time -- especially in light of the strength in the economy and the historically low levels to which rates have fallen. In light of this outlook, we expect to maintain a conservative interest-rate stance.

Our portfolio strategy will continue to emphasize generous, durable streams of income while working to minimize interest-rate sensitivity. We intend to take advantage of attractive relative value and strategies that will increase the portfolio's total return and yield potential. In addition to the strategies that were implemented during this reporting period, another ongoing focus is the selection of credit-driven opportunities. We believe that securities that are rated Ba and those that are not rated by the major rating agencies represent an important opportunity. These situations require in-depth credit analysis and can ultimately offer investors superb potential for income and price appreciation. We will work to take advantage of these and other opportunities over the remainder of fiscal 1998.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 3/31/98, there is no guarantee the fund will continue to hold these securities in the future.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam New York Tax Exempt Opportunities Fund is designed for investors seeking high current income free from federal, New York state, and New York City income taxes, consistent with capital preservation.

TOTAL RETURN FOR PERIODS ENDED 3/31/98

                                Class A         Class B         Class M
(inception date)               (11/7/90)       (2/1/94)        (2/10/95)
                              NAV     POP     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months                     3.77%  -1.12%   3.43%  -1.57%   3.62%   0.19%
------------------------------------------------------------------------------
1 year                      10.38    5.12    9.67    4.67   10.06    6.54
------------------------------------------------------------------------------
5 years                     36.66   30.16   32.00   30.00   34.14   29.83
Annual average               6.45    5.41    5.71    5.39    6.05    5.36
------------------------------------------------------------------------------
Life of fund                72.29   64.19   63.37   63.37   67.32   61.90
Annual average               7.64    6.94    6.87    6.87    7.21    6.74
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 3/31/98

                                          Lehman Bros.
                                           Municipal       Consumer
                                          Bond Index      Price Index
------------------------------------------------------------------------------
6 months                                     3.89%           0.62%
------------------------------------------------------------------------------
1 year                                      10.72            1.38
------------------------------------------------------------------------------
5 years                                     39.15           12.95
Annual average                               6.83            2.47
------------------------------------------------------------------------------
Life of fund                                80.43           21.50
Annual average                               8.29            2.66
------------------------------------------------------------------------------
Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


PRICE AND DISTRIBUTION INFORMATION
6 months ended 3/31/98

                                  Class A       Class B      Class M
------------------------------------------------------------------------------
Distributions (number)                 6           6            6
------------------------------------------------------------------------------
Income                           $0.269128    $0.206075    $0.222062
------------------------------------------------------------------------------
Capital gains1
------------------------------------------------------------------------------
Long-term                         0.010000     0.010000     0.010000
------------------------------------------------------------------------------
Short-term                        0.023000     0.023000     0.023000
------------------------------------------------------------------------------
  Total                          $0.269128    $0.239075    $0.255062
------------------------------------------------------------------------------
Share value:                     NAV     POP     NAV     NAV     POP
------------------------------------------------------------------------------
9/30/97                        $9.10   $9.55   $9.09   $9.08   $9.39
------------------------------------------------------------------------------
3/31/98                         9.17    9.63    9.16    9.15    9.46
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current dividend rate2          5.19%   4.94%   4.54%   4.89%   4.73%
------------------------------------------------------------------------------
Taxable equivalent3             8.59    8.18    7.52     8.1    7.83
------------------------------------------------------------------------------
Current 30-day SEC yield4       4.96    4.72    4.33    4.66    4.51
------------------------------------------------------------------------------
Taxable equivalent3             8.21    7.81    7.17    7.72    7.47
------------------------------------------------------------------------------
1Capital gains, if any, are taxable for federal and, in most cases, state tax purposes. For some investors, investment income may also be subject to the federal alternative minimum tax. Investment income may be subject to state and local taxes.

2Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

3Assumes maximum 39.6% combined federal and state tax rate. Results for investors subject to lower tax rates would not be as advantageous.

4Based only on investment income, calculated using SEC guidelines.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 4.75% sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Lehman Brothers Municipal Bond Index is an unmanaged list of long-term fixed-rate investment-grade tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.



Portfolio of investments owned
March 31, 1998 (Unaudited)

Key to Abbreviations

AMBAC       -- AMBAC Indemnity Corporation
FGIC        -- Financial Guaranty Insurance Company
FHA Insd.   -- Federal Housing Administration Insured
G.O. Bonds  -- General Obligation Bonds
IFB         -- Inverse Floating Rate Bonds
MBIA        -- Municipal Bond Investors Assurance Corporation



MUNICIPAL BONDS AND NOTES (97.3%) *
PRINICPAL AMOUNT                                                               RATINGS**               VALUE

New York (94.1%)
------------------------------------------------------------------------------------------------------------
   $  3,400,000  Battery Park, City Auth. Rev. Bonds,
                   Ser. A, AMBAC, 5 1/2s, 11/1/16                              Aaa            $    3,540,250
      5,000,000  Erie Cnty., Indl. Dev. Life Care Cmnty. Rev. Bonds
                   (Episcopal Church Home), Ser. A, 6s, 2/1/28                 B+                  4,987,500
      2,250,000  Essex Cnty., Indl. Dev. Agcy. Rev. Bonds
                   (Intl. Paper Co.), Ser. A, 6.15s, 4/1/21                    A                   2,430,000
      2,585,000  Ithaca, Hsg. Corp. Mtge. Rev. Bonds
                   (Eddygate Park Apts.), 9s, 6/1/06                           Bbb                 2,690,390
      2,650,000  Jefferson Cnty., Indl. Dev. Agcy. Solid Waste Disp.
                   Rev. Bonds (Champion Intl. Corp.), 7.2s, 12/1/20            Baa                 2,961,375
      1,360,000  Lockport, Hsg. Dev. Corp. Rev. Bonds
                   (Urban Pk. Towers), Ser. A, 6s, 10/1/18                     Baa                 1,405,900
      2,500,000  Metropolitan Trans. Auth. Dedicated Tax Fund
                   Rev. Bonds, Ser. A, MBIA, 6 1/4s, 4/1/11                    Aaa                 2,843,750
      2,300,000  Nassau Cnty., G.O. Bonds, Ser. A, FGIC, 6s, 7/1/11            Aaa                 2,573,125
      1,000,000  Nassau Cnty., G.O. Bonds, Ser. A, FGIC, 6s, 7/1/13            Aaa                 1,117,500
                 NY City, G.O. Bonds
      1,310,000    Ser. D, 8 1/4s, 8/1/11                                      A3                  1,480,300
        370,000    Ser. D, 8 1/4s, 8/1/11 (Prerefunded)                        Aaa                   422,263
        300,000    Ser. B, 8 1/4s, 6/1/05                                      A3                    365,625
      3,455,000    Ser. E, 7.6s, 2/1/05                                        A3                  3,873,919
      4,730,000    Ser. F, 7.6s, 2/1/05                                        A3                  5,303,513
      1,800,000    Ser. H, 6s, 8/1/17                                          A3                  1,923,750
      2,750,000    Ser. J, 6s, 8/1/17                                          A3                  2,939,063
      2,000,000    Ser. I, 5 7/8s, 3/15/14                                     A3                  2,112,500
      1,500,000    Ser. B, 5 1/4s, 8/1/20                                      A3                  1,490,625
      1,000,000  NY City, IFB, AMBAC, 8.21s, 9/1/11                            Aaa                 1,145,000
                 NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
      8,125,000    (Parking Corp.), 8 1/2s, 12/30/22                           BB+/P               9,485,933
      1,750,000    (The Lighthouse Inc.), 6 1/2s, 7/1/22                       Aa                  1,870,313
                 NY City, Indl. Dev. Agcy. Rev. Bonds
      5,000,000    (Visy Paper Inc.), 7.95s, 1/1/28                            BB-/P               5,862,500
      4,000,000    (Paper Inc.), 7.8s, 1/1/16                                  BB-/P               4,680,000
      5,000,000    (Brooklyn Navy Yard Cogen. Partners),
                   6.2s, 10/1/22                                               Baa                 5,518,750
      2,940,000    (Brooklyn Navy Yard Cogen. Partners),
                   5.65s, 10/1/28                                              Baa                 2,976,750
      4,000,000  NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
                   (American Airlines, Inc.), 6.9s, 8/1/24                     Baa                 4,470,000
                 NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds
      5,000,000    MBIA, 6.82s, 6/15/13                                        Aaa                 5,431,250
      4,250,000    Ser. B, MBIA, 5 1/2s, 6/15/27                               Aaa                 4,388,125
                 NY State Dorm. Rev. Bonds
      1,310,000    (Mental Hlth. Svcs.), Ser. B, MBIA, 5 3/4s, 7/1/09          Aaa                 1,437,725
      3,300,000    5s, 2/15/18                                                 A                   3,163,875
        210,000  NY State Env. Facs. Poll. Ctrl. Rev. Bonds,
                   7s, 6/15/12                                                 Aa                    231,525
      6,975,000  NY State Env. Facs. Poll. Ctrl. Rev. Bonds,
                   Prerefunded, 7s, 6/15/12                                    Aaa                 7,698,656
                 NY State Dorm. Auth. Rev. Bonds
        170,000    (City U.), Ser. D, 8 3/4s, 7/1/03                           A                     203,788
      5,250,000    (City U.), Ser. D, 8.2s, 7/1/12                             Baa                 5,405,348
      7,225,000    (City U.), Ser. C, 8 1/8s, 7/1/08                           Baa                 7,435,464
      2,750,000    (Long Island Med. Ctr.), Ser. A, FHA Insd.,
                   7 3/4s, 8/15/27                                             AAA                 2,811,875
        835,000    (NY Dept of Ed.), 7 3/4s, 7/1/21                            A                     940,419
      5,000,000    (State U. Edl. Fac.), Ser. A, 7 1/2s, 5/15/13               Baa                 6,400,000
      1,605,000    (Cornell U.), Ser. A, 7 3/8s, 7/1/30                        Aa                  1,747,444
      6,000,000    (Cornell U.), Ser. A, 7 3/8s, 7/1/20                        Aa                  6,532,500
        500,000    (Wildwood School), 7.3s, 7/1/15                             A                     556,250
      2,050,000    (Our Lady Of Mercy), 6.3s, 8/1/32                           AA                  2,201,188
        725,000    (State U. Edl. Fac.), Ser. B, 5/15/09                       Baa                   431,375
                 NY State Energy Res. & Dev. Auth. Elec. Fac.
                   Rev. Bonds (Long Island Ltg. Co.), Ser. A
      2,000,000    7.15s, 12/1/20                                              Ba                  2,190,000
      1,605,000    7.15s, 6/1/20                                               Ba                  1,757,475
      3,500,000  NY State Energy Res. & Dev. Auth. Gas IFB
                   (Brooklyn Union Gas Co.), 8.893s, 4/1/20                    A                   4,348,750
                 NY State Energy Res. & Dev. Auth. Poll. Control
                   Rev. Bonds (Hudson Gas)
      1,000,000    Ser. A, FGIC, 7 3/8s, 10/1/14                               Aaa                 1,076,250
      1,700,000    Ser. B, FGIC, 7 3/8s, 10/1/14 #                             Aaa                 1,829,625
                 NY State Energy Res. & Dev. Auth. Rev. Bonds
      1,250,000    (Cons. Edison Co. of NY), Ser. C, 7 1/4s,
                   11/1/24                                                     A                   1,285,713
        230,000    Ser. B, 7.15s, 9/1/19                                       Ba                    251,850
      1,750,000  NY State Energy Research & Dev. Auth. Poll.
                   Control Rev. Bonds (Niagara Mohawk
                   Pwr. Corp.), Ser. A, FGIC, 7.2s, 7/1/29                     Aaa                 2,021,250
      2,000,000  NY State Energy Research & Dev. Auth.
                   Gas Fac. IFB (Brooklyn Union Gas Co.),
                   Ser. B, 9.944s, 7/1/26                                      A                   2,562,500
                 NY State Env. Fac. Corp. Poll. Control Rev. Bonds
     16,200,000    (State Wtr. Revolving Fund),
                   Ser. A, 7 1/2s, 6/15/12                                     Aa                 17,678,250
      1,000,000    Ser. B, 7 1/2s, 3/15/11                                     Aa                  1,053,180
      2,720,000    (State Wtr. Revolving Fund),
                   Ser. A, 5 7/8s, 6/15/14                                     Aa                  2,910,400
         50,000  NY State Hsg. Fin. Agcy. Rev Bonds,
                   Ser. A, 7 1/4s, 9/15/12                                     Baa                    55,375
        450,000  NY State Hsg. Fin. Agcy. Rev. Bonds, Prerefunded,
                   Ser. A, 7 1/4s, 9/15/12                                     Aaa                   507,938
      2,500,000  NY State Hsg. Fin. Agcy. Rev. Bonds,
                   Ser. C, 5 1/2s, 9/15/22                                     Baa                 2,525,000
                 NY State Med. Care Fac. Fin. Agcy. Rev. Bonds
        600,000    (Hosp. & Nursing Home Insd. Mtge.),
                   Ser. B, FHA Insd., 8 7/8s, 8/15/27                          AA                    613,860
        120,000    (Mental Hlth. Svcs. Fac.), Ser. B, 7 7/8s, 8/15/08          Baa                   132,000
        275,000    (Mental Hlth. Svcs. Fac.), Prerefunded
                   Ser. B, 7 7/8s, 8/15/08                                     Aaa                   303,875
         40,000    (Mental Hlth. Svcs. Fac.), Ser. A, 7.8s, 2/15/19            A                      41,999
         30,000    (Mental Hlth. Svcs. Fac.), Prerefunded
                   Ser. A, 7.8s, 2/15/19                                       Aaa                    31,632
      2,000,000    (Mental Hlth. Svcs. Fac.), MBIA, 7.6s, 2/15/29              Aaa                 2,097,640
        145,000    (Mental Hlth. Svcs. Fac.), Prerefunded
                   Ser. A, 7 1/2s, 2/15/21                                     Aaa                   160,769
         85,000    (Mental Hlth. Svcs. Fac.), Ser. A, 7 1/2s, 2/15/21          A                      93,819
        510,000    (Mental Hlth.), Prerefunded Ser. D, 7.4s, 2/15/18           Aaa                   576,300
        205,000    (Mental Hlth.), Ser. D, 7.4s, 2/15/18                       Baa                   227,806
      5,750,000    (North Shore U. Hosp.), MBIA, 7.2s, 11/1/20                 Aaa                 6,253,125
        200,000    (Bronx, Lebanon & the Jamaica Hosps.),
                   Ser. A, 7.1s, 2/15/27                                       Baa                   202,222
        700,000    (Hosp. & Nursing Home Insd. Mtge.),
                   Ser. D, FHA Insd., 6.6s, 2/15/31                            AAA                   756,000
      4,300,000  NY State Thruway Auth. Hwy. & Bridge Trust Fund
                   Rev. Bonds, Ser. B, FGIC, 6s, 4/1/14                        Aaa                 4,762,250
                 NY State Urban Dev. Corp. Rev. Bonds
      1,685,000    (Clarkson Ctr.), 5 1/2s, 1/1/20                             Baa                 1,746,081
      3,345,000    (Clarkson Ctr.), 5 1/2s, 1/1/15                             Baa                 3,474,619
      2,000,000    (Syracuse U.), 5 1/2s, 1/1/15                               Baa                 2,077,500
      5,000,000    (Ctr. for Indl. Innovation), 5 1/2s, 1/1/13                 Baa                 5,281,250
      5,755,000  Port Auth NY & NJ Special Oblig. Rev. Bonds
                   (Continental/Eastern Laguardia), 9 1/8s,
                   12/1/15                                                     B                   6,467,181
        175,000  Port Auth. NY & NJ Cons. Rev. Bonds,
                   Ser. 78, 6 1/2s, 10/15/08                                   AA                    190,094
      2,000,000  Port Auth. NY & NJ Rev. Bonds,
                   Ser. 83, 6 3/8s, 10/15/17                                   AA                  2,157,500
      1,435,000  Valley Hlth. Dev. Corp. Mtge. Rev. Bonds
                   (Valley Hlth.), FHA, 11.3s, 2/1/23                          Aa                  1,720,206
                                                                                              --------------
                                                                                                 218,908,685

Puerto Rico (3.2%)
------------------------------------------------------------------------------------------------------------
      4,700,000  Cmnwlth. of PR, Hwy. & Trans. Auth. IFB,
                   Ser. W, 6.67s, 7/1/08                                       A                   5,199,375
      1,000,000  Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds,
                   Ser. Y, 6 1/4s, 7/1/13                                      A                   1,151,250
      1,000,000  PR Indl. & Env. Poll. Control Fac. Fin. Auth.
                   Rev. Bonds, 7.6s, 5/1/14                                    Aa                  1,067,300
                                                                                              --------------
                                                                                                   7,417,925
------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $218,938,937) ***                                    $  226,326,610
------------------------------------------------------------------------------------------------------------

  * Percentages indicated are based on net assets of $232,708,701.

 ** The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at March 31, 1998 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at March 31, 1998. Securities rated by
    Putnam are indicated by "/P" and are not publicly rated.

*** The aggregate identified cost on a tax basis is $218,938,937, resulting in gross unrealized appreciation and depreciation of $10,054,152 and $2,666,479, respectively, or net unrealized appreciation of $7,387,673.

  # A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 1998.

    The rates shown on IFB, which are securities paying interest rates that vary inversely to changes in the market interest rates are the current interest rates at March 31, 1998.

    The fund had the following industry group concentrations greater than 10% at March 31, 1998 as a percentage of net assets):

       Water & Sewer            16.4%
       Healthcare               15.4
       Education                15.3
       Transportation           10.5



-------------------------------------------------------------------------------------------
Futures Contracts Outstanding at March 31, 1998 (Unaudited)
                                              Aggregate Face  Expiration      Unrealized
                                 Total Value       Value         Date        Appreciation
-------------------------------------------------------------------------------------------
Muni Bond Index (long)           $19,232,500    $19,084,031     Jun 98         $148,469
U.S. Treasury (short)             15,151,500     15,198,773     Jun 98           47,273
-------------------------------------------------------------------------------------------
                                                                               $195,742
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
March 31, 1998 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $218,938,937) (Note 1)                                                $226,326,610
---------------------------------------------------------------------------------------------------
Cash                                                                                      2,641,826
---------------------------------------------------------------------------------------------------
Interest and other receivables                                                            3,934,138
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                      808,525
---------------------------------------------------------------------------------------------------
Receivable for variation margin                                                               3,805
---------------------------------------------------------------------------------------------------
Total assets                                                                            233,714,904

Liabilities
---------------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                       292,264
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                  173,073
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                                341,454
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                   24,985
---------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                 9,151
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  1,635
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                      130,038
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                       33,603
---------------------------------------------------------------------------------------------------
Total liabilities                                                                         1,006,203
---------------------------------------------------------------------------------------------------
Net assets                                                                             $232,708,701

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                        $223,800,488
---------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                                192,043
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investment (Note 1)                                      1,132,755
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                7,583,415
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                             $232,708,701

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($167,481,322 divided by 18,266,703 shares)                                                   $9.17
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $9.17)*                                        $9.63
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($62,856,176 divided by 6,861,714 shares)***                                                  $9.16
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($2,371,203 divided by 259,075 shares)                                                        $9.15
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $9.15)**                                       $9.46
---------------------------------------------------------------------------------------------------
 *  On single retail sales of less than $25,000. On sales of $25,000 or more and on group sales the offering price is reduced.

**  On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

*** Redemption price per share is equal to net asset value less any applicable contingent deferred.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended March 31, 1998 (Unaudited)

Tax exempt interest income:                                                             $7,018,735
--------------------------------------------------------------------------------------------------

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                           682,165
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                             157,407
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                            5,199
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             3,233
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                      165,650
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                      252,297
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                        5,922
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                      6,964
--------------------------------------------------------------------------------------------------
Registration fees                                                                            2,412
--------------------------------------------------------------------------------------------------
Auditing                                                                                    15,630
--------------------------------------------------------------------------------------------------
Legal                                                                                       10,190
--------------------------------------------------------------------------------------------------
Postage                                                                                      3,080
--------------------------------------------------------------------------------------------------
Other                                                                                        6,150
--------------------------------------------------------------------------------------------------
Total expenses                                                                           1,316,299
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                 (40,488)
--------------------------------------------------------------------------------------------------
Net expenses                                                                             1,275,811
--------------------------------------------------------------------------------------------------
Net investment income                                                                    5,742,924
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                         1,420,768
--------------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                           (144,359)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and futures during the period                 1,130,658
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                  2,407,067
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                    $8,149,991
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                                   Six months ended         Year ended
                                                                                           March 31       September 30
                                                                                               1998*              1997
----------------------------------------------------------------------------------------------------------------------

Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  $  5,742,924       $ 11,292,366
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                          1,276,409          1,415,869
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                1,130,658          4,286,563
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                      8,149,991         16,994,798
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
  From net investment income
----------------------------------------------------------------------------------------------------------------------
    Class A                                                                              (4,285,770)        (8,947,477)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                              (1,337,983)        (2,314,259)
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                                 (57,602)           (91,884)
----------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
----------------------------------------------------------------------------------------------------------------------
    Class A                                                                                (596,654)                --
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                                (211,900)                --
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                                  (8,554)                --
----------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                         6,455,816          3,502,893
----------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                              8,107,344          9,144,071

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                     224,601,357        215,457,286
----------------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income of $192,043 and $130,474, respectively)                                         $232,708,701       $224,601,357
----------------------------------------------------------------------------------------------------------------------
* Unaudited

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                              Six months
                                   ended
Per-share                       March 31
operating performance         (Unaudited)                                  Year ended September 30
------------------------------------------------------------------------------------------------------------------------------------
                                    1998             1997             1996             1995             1994             1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                $9.10            $8.87            $8.80            $8.48            $9.12            $8.86
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .24              .49              .49              .52              .54              .57
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments           .10              .23              .07              .32             (.62)             .27
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                .34              .72              .56              .84             (.08)             .84
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.24)            (.49)            (.49)            (.52)            (.54)            (.57)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                     --               --               --               --               --             (.01)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                      (.03)              --               --               --             (.02)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.27)            (.49)            (.49)            (.52)            (.56)            (.58)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                      $9.17            $9.10            $8.87            $8.80            $8.48            $9.12
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)           3.77 *           8.33             6.48            10.27             (.89)            9.80
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $167,481         $165,993         $172,170         $175,210         $175,741         $170,533
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .49 *            .96             1.00             1.01              .98             1.02
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           2.61 *           5.42             5.53             6.12             6.22             6.32
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             18.47 *         117.00           270.34           120.38            13.85            17.68
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the periods ended September 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                               Six months
                                                    ended                                                      For the period
Per-share                                        March 31                                                    February 1, 1994+
operating performance                          (Unaudited)                  Year ended September 30           to September 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                 $9.09            $8.86            $8.79            $8.48            $9.07
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .21              .43              .43              .47              .32
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                            .10              .23              .07              .31             (.60)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                 .31              .66              .50              .78             (.28)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.21)            (.43)            (.43)            (.47)            (.31)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                      --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                       (.03)              --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.24)            (.43)            (.43)            (.47)            (.31)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                       $9.16            $9.09            $8.86            $8.79            $8.48
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                            3.43 *           7.63             5.78             9.46            (3.06)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                    $62,856          $56,244          $41,795          $24,259           $8,622
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .82 *           1.61             1.66             1.65             1.05 *
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            2.28 *           4.76             4.83             5.28             3.39 *
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              18.47 *         117.00           270.34           120.38            13.85
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the periods ended September 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).



Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                                Six months
                                                                     ended                                     For the period
Per-share                                                         March 31                                  February 10, 1995+
operating performance                                           (Unaudited)         Year ended September 30   to September 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                  $9.08            $8.86            $8.79            $8.51
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  .23              .46              .47              .31
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                             .09              .22              .06              .29
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                  .32              .68              .53              .60
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.22)            (.46)            (.46)            (.32)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                                       --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                        (.03)              --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.25)            (.46)            (.46)            (.32)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                        $9.15            $9.08            $8.86            $8.79
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                             3.62 *           7.89             6.15             7.11 *
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                      $2,371           $2,365           $1,492             $299
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                              .64 *           1.26             1.30              .83 *
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                             2.46 *           5.09             5.03             3.21 *
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               18.47 *         117.00           270.34           120.38
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the periods ended September 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).




Notes to financial statements
March 31, 1998 (Unaudited)

Note 1
Significant accounting policies

Putnam New York Tax Exempt Opportunities Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The fund seeks as high a level of current income exempt from federal income tax and New York State and City personal income taxes by investing in a portfolio of New York tax-exempt securities which Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. believes does not involve undue risk to income or principal.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.25% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Tax-exempt bonds and notes are stated on the basis of valuations provided by a pricing service, approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value.

B) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis.

C) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

D) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended March 31, 1998, the fund had no borrowings against the line of credit.

E) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

F) Distributions to shareholders Income dividends are recorded daily by the fund and are distributed monthly. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

G) Amortization of bond premium and accretion of bond discount Any premium resulting from the purchase of securities in excess of maturity value is amortized on a yield-to-maturity basis. Discounts on zero coupon bonds and original issue discount are accreted according to the yield to maturity basis.

Note 2
Management fee, administrative services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.60% of the first $500 million of average net assets, 0.50% of the next $500 million, 0.45% of the next $500 million, 0.40% of the next $5 billion, 0.375% of the next $5 billion, 0.355% of the next $5 billion, 0.34% of the next $5 billion and 0.33% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended March 31, 1998, fund expenses were reduced by $40,488 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

The Internal Revenue Service is currently examining the treatment of expense offset arrangements in existence since 1994 for another Putnam tax-exempt income fund. Should a determination be made that such amounts should be treated as taxable income, it may give rise to a liability on the part of the fund and require the fund to report these amounts as taxable income in the future. The outcome of this matter cannot currently be predicted.

Each Trustee of the fund receives an annual Trustee fee, of which $490 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees currently limit payment by the fund to an annual rate of 0.20%, 0.85% and 0.50% of the average net assets attributable to class A, class B and class M shares, respectively.

For the six months ended March 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $15,994 and $164 from the sale of class A and class M shares, respectively and $77,711 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended March 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received no monies on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended March 31, 1998, purchases and sales of investment securities other than short-term investments aggregated $45,243,932 and $41,284,761, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At March 31, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                         Six months ended
                                          March 31, 1998
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                       1,227,368      $11,220,795
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       279,451        2,560,214
------------------------------------------------------------
                                  1,506,819       13,781,009

Shares
repurchased                      (1,478,132)     (13,505,677)
------------------------------------------------------------
Net increase                         28,687      $   275,332
------------------------------------------------------------

                                             Year ended
                                        September 30, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                       3,620,335      $32,317,239
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       503,552        4,502,230
------------------------------------------------------------
                                  4,123,887       36,819,469

Shares
repurchased                      (5,295,872)     (47,255,173)
------------------------------------------------------------
Net decrease                     (1,171,985)    $(10,435,704)
------------------------------------------------------------

                                         Six months ended
                                          March 31, 1998
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                       1,011,901     $  9,261,921
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       103,681          949,253
------------------------------------------------------------
                                  1,115,582       10,211,174

Shares
repurchased                        (439,123)      (4,019,249)
------------------------------------------------------------
Net increase                        676,459     $  6,191,925
------------------------------------------------------------

                                             Year ended
                                        September 30, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                       2,266,604      $20,236,321
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       153,804        1,375,031
------------------------------------------------------------
                                  2,420,408       21,611,352

Shares
repurchased                        (951,628)      (8,500,966)
------------------------------------------------------------
Net increase                      1,468,780      $13,110,386
------------------------------------------------------------

                                         Six months ended
                                          March 31, 1998
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                           7,372         $ 67,225
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                         5,352           48,950
------------------------------------------------------------
                                     12,724          116,175

Shares
repurchased                         (13,964)        (127,616)
------------------------------------------------------------
Net decrease                         (1,240)        $(11,441)
------------------------------------------------------------

                                            Year ended
                                        September 30, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                         126,540       $1,138,814
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                         6,506           58,176
------------------------------------------------------------
                                    133,046        1,196,990

Shares
repurchased                         (41,167)        (368,779)
------------------------------------------------------------
Net increase                         91,879       $  828,211
------------------------------------------------------------



PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Vista Fund

Voyager Fund

Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Strategic Income Fund *

High Quality Bond Fund [DAGGER]

Global Governmental Income Trust

High Yield Advantage Fund [DBL. DAGGER]

High Yield Total Return Fund

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Money Market Fund **

Intermediate U.S. Government
Income Fund

Preferred Income Fund

U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTIONMARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota,
New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTIONMARK]

California, New York

LIFESTAGESM FUNDS

Putnam Asset Allocation Funds-three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

* Formerly Putnam Diversified Income Trust II

[DAGGER] Formerly Putnam Federal Income Trust

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.

Contact Putnam for details.

[SECTIONMARK] Not available in all states.

**An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.


Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

William J. Curtin
Vice President

Blake E. Anderson
Vice President

Jerome J. Jacobs
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam New York Tax Exempt Opportunities Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.

[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

--------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
--------------------

SA052-42039 854/228/759   5/98